Business Combinations	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Business Combinations [Abstract]
Business Combinations
5. Business Combinations
On December 16, 2020, the Company consummated the Business Combination. This acquisition qualified as a business combination under ASC 805. Accordingly, the Company recorded all assets acquired and liabilities assumed at their acquisition-date fair values, with any excess recognized as goodwill. The aggregate value of the consideration paid by Opes in the Business Combination was approximately $236.9 million which included a) a cash payment of $30,000,000, b) the issuance of 6,603,773 common stock shares valued at approximately $103,680,000, and c) contingent earnout consideration (Contingent Consideration) valued at approximately $103,207,000.
The former members of BurgerFi may be entitled to additional shares of Common Stock if certain stock price targets are met by the Company (“Earnout Share Consideration”) on a
pro-rata
basis based on their
pre-closing
ownership percentages subject to the Company achieving certain share price targets through December 15, 2023. No such price targets were achieved during the six months ended June 30, 2021.
The allocation of the excess purchase price was based upon preliminary estimates and assumptions and is subject to revision when the Company receives final information. Accordingly, the measurement period for such purchase price allocations will end when the information, or the facts and circumstances, become available, but will not exceed twelve months from the date of acquisition.
The following table represents changes to goodwill from the initial purchase price allocation as of June 30, 2021:

(in thousands)
Goodwill as of December 31, 2020	$119,542
Adjustments	3,825
Goodwill as of June 30, 2021	$123,367
Adjustments to goodwill during the period ended June 30, 2021 were made to reflect the facts and circumstances in existence as of the Business Combination date and include updates to estimates of provisional amounts recorded as of the Business Combination date. The adjustments primarily related to updating the fair value recorded for a provisional estimate of lease guarantees provided by the Company. See Note 6. The adjustment resulted in an increase to goodwill and other liabilities on the accompanying condensed consolidated balance sheet.

5. Business Combinations
December 16, 2020
 Acquisition of BurgerFi International, LLC
On December 16, 2020, the Company consummated the Business Combination. This acquisition qualified as a business combination under ASC
 805.
 Accordingly, the Company recorded all assets acquired and liabilities assumed at their acquisition-date fair values, with any excess recognized as goodwill.
The aggregate value of the consideration paid by OPES in the Business Combination was approximately $236.9 million.
Consideration Paid

(in thousands)
Cash	$30,000
Stock	103,680
Contingent consideration	103,207

Total Consideration	$236,887

Total consideration of $236,887,000 is represented in the above table for the acquisition of BurgerFi. The total consideration includes a) a cash payment of $30,000,000, b) the issuance of 6,603,773 common stock shares valued at approximately $103,680,000, c) contingent earnout consideration (Contingent Consideration) valued at approximately $103,207,000.
Contingent Consideration
The members of BurgerFi may be entitled to an additional 9,356,459 shares of Successor common stock if certain stock price targets are met by the Successor Company following the Business Combination (“Earnout Share Consideration”) on a
pro-rata
basis based on their
pre-closing
ownership percentages in BurgerFi International, LLC, subject to the Company achieving certain share price targets in each of the following post-Closing periods (each an “Earnout Tranche”), as follows:
a.
If prior to the second anniversary of the Closing, the last reported closing price of Post-Combination Company common stock in any 20 trading days within any consecutive 30 trading day period is greater than or equal to $19.00 per share, the Post-Combination Company shall issue to Members 3,947,368 shares of common stock, based on a deemed price of $19.00 per share;

b.
If prior to the third anniversary of the Closing, the last reported closing price of Post-Combination Company common stock in any 20 trading days within any consecutive 30 trading day period is greater than or equal to $22.00 per share, the Post-Combination Company shall issue to Members 3,409,091 shares of common stock, based on a deemed price of $22.00 per share; and

c.
If prior to the third anniversary of the Closing, the last reported closing price of Post-Combination Company common stock in any 20 trading days within any consecutive 30 trading day prior is greater than or equal to $25.00 per share, the Post-Combination Company shall issue to Members 2,000,000 shares of common stock, based on a deemed price of $25.00 per share.

The fair values of the Contingent Consideration were determined using the trading price of the Company’s common stock at Closing Date and using a Monte Carlo simulation model. The contingent consideration is assessed to be non-compensatory
and recorded in additional
paid-in
capital as reflected in the consolidated statement of changes in stockholders’ / members’ equity.
The input variables are noted in the table below:

Successor
2020
Risk-free interest rate	0.37%
Expected life in years	3
Expected volatility	60%
Expected dividend yield (a)	0%

(a)	The Monte Carlo method assumes a reinvestment of dividends.
The Monte Carlo simulation model utilized multiple input variables to estimate the probability that the stock price targets will be achieved. Based on the features of the earnout, a Monte-Carlo Simulation was used to value the Contingent Consideration. The traded price of the common stock was simulated in each trial using Geometric Brownian Motion, and the simulated path was then analyzed to determine which, if any, earnout tranches would be payable within the given trial. The estimated payments were calculated by multiplying the shares earned for a given tranche by the simulated price as of the date that the earnout tranche was earned. The result was present valued using the risk-free rate. The average of all trials resulted in the valuation conclusion, which was determined to be approximately $ 103,207,000.
The following table is preliminary and represents the allocation of consideration to the assets acquired and liabilities assumed at their estimated acquisition-date fair values.

(in thousands)	Fair Value December 16, 2020
Cash	$2,179
Cash - restricted	611
Accounts receivable	378
Inventory	260
Other current assets	1,235
Property and equipment	8,520
Intangible assets	117,124
Other assets	199
Accounts payable - trade	(1,952)
Accrued expenses	(1,057)
Gift card liability	(292)
Revolving line of credit	(3,012)
Current portion of deferred franchise fees	(521)
Other deposit	(907)
Deferred initial franchise fees, net of current portion	(2,531)
Notes payable	(2,889)

Fair Value of Tangible and Identifiable Intangible assets and liabilities assumed	$117,345

Consideration paid	236,887

Goodwill	$119,542

The assessment of fair value is preliminary and is based on information that was available to management and through the end of the fiscal year. If additional information of events or circumstances that existed at the acquisition date becomes available to management related to assets acquired or liabilities assumed subsequent to this preliminary assessment of fair value but not later than one year after the date of the acquisition, measurement period adjustments will be recorded in the period in which they are determined, as if they had been completed at the acquisition date.
Goodwill is recognized as the excess of consideration over the net assets acquired of BurgerFi and represents the value derived by BurgerFi’s market share and expected growth in the market.
Acquired personal property assets consist of leasehold improvements, kitchen equipment, and restaurant furniture and fixtures, computer and point of sale systems, audio and video equipment (“Personal Property”), which were valued on in-use
basis. The Company enlisted a third-party consultant to assist in the valuation of the Personal Property (the “Valuation”).
Identifiable intangible assets acquired consist of customer relationships of franchise agreements, Tradenames and trademarks, Liquor licenses, Reef Kitchens license agreements and the VegeFi product. The above were valued using the multi-period excess earnings method.
Identifiable intangible assets acquired consist of customer relationships of $24,839,000, trade names of $83,033,000 and Reef Kitchens license agreements of $8,882,000. The customer relationships were valued using the multi-period excess earnings method. The Company determined the useful life of the customer relationships to be 7 years. This is based on the average remaining terms of our franchise agreements with our franchisees. The trade names were valued using the relief-from-royalty method. The Company determined the useful life of the trade names to be 30 years. The Reef Kitchens license agreements and the customer relationships were valued using the multi-period excess earnings method. The Company determined the useful life of the Reef Kitchens license agreements to be 10 years. The identifiable intangible assets are amortized using the straight-line method over their respective useful lives.
The accounting for this Business Combination is considered provisional because we have not finalized certain aspects of the purchase price allocation including the valuation of certain acquired customer-related intangible assets.